U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

November 3, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	KEYSTONE MUTUAL FUNDS (the “Trust”) Securities Act Registration No: 333-133322 Investment Company Act Registration No: 811-21890 Keystone Large Cap Growth Fund (S000012725)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Keystone Large Cap Growth Fund, (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated October 30, 2011, and filed electronically as Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A on October 27, 2011.

Please direct any inquiries regarding this filing to me at (414) 765-6620.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Alia Mendez
Alia Mendez, Esq.
For U.S. Bancorp Fund Services, LLC